Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Inventories Abstract
Schedule of inventories

	2026	2025
	USD	USD

Trading
Chemical reagents and products	197,004	288,937
Medical substances and chemical stocks	79,779	196,558

	276,783	485,495
Consumables
Beauty and healthcare product	138,689	15,104

Work-in-progress
Stem cells	68,196	55,616

Finished goods
Stem cells	9,209	-
	492,877	556,215